SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right Of Use Assets
Right of use assets, at cost, beginning	$ 242,967	$ 159,539
Leases acquired in the Acquisition		83,428
Additions	447,242
Lease removal	(7,092)
Right of use assets, at cost, ending	683,117	242,967
Accumulated amortization, Beginning	98,548	29,545
Charge for the year	109,311	69,003
Historical correction	7,152
Accumulated amortization, ending	215,011	98,548
Right of use assets	$ 468,106	$ 144,419